Operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	$ 47,374	$ 79,472
Revenue			$ 25,536
Net loss	(22,057,792)	(15,877,514)	(7,474,514)
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	16,408	12,532
Revenue			25,536
Net loss	(19,402,702)	(12,394,891)	(4,006,880)
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	30,059	58,175
Revenue
Net loss	(2,653,715)	(3,480,040)	(3,467,303)
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	907	8,765
Revenue
Net loss	$ (1,375)	$ (2,583)	$ (331)